January 8, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Rule 24f-2 Notice for D.L. Babson Bond Trust
	File Nos. 811-495 and 2-10002

Sir or Madam:

This 24f-2 Notice is filed to make definite the shares sold by the Fund during the fiscal year ended November 30, 1995.

Portfolio L
	(i) This notice is filed for the fiscal year ended November 30, 1995.

	(ii) No shares were registered other than pursuant to the Rule at the beginning of the fiscal year.

	(iii) No shares were registered during the fiscal year other than pursuant to Rule 24f-2.

	(iv) Aggregate sales of shares of the series during the fiscal year totaled $28,428,269.

      *(v)      Aggregate sales of shares of the series during the fiscal
      year pursuant to this Rule were $28,428,269.

	*Aggregate sales of shares      $28,428,269
	  Total redemptions during the Fiscal Year        28,063,464
	$364,805

		Registration Fee:       $127.80

Portfolio S
	(i) This notice is filed for the fiscal year ended November 30, 1995.

	(ii) No shares were registered other than pursuant to the Rule at the beginning of the fiscal year.

	(iii) No shares were registered during the fiscal year other than pursuant to Rule 24f-2.

	(iv) Aggregate sales of shares of the series during the fiscal year totaled $8,583,142.

      *(v)      Aggregate sales of shares of the series during the fiscal
      year pursuant to this Rule were $8,583,142.

	*Aggregate sales of shares      $8,583,142
	  Total redemptions during the Fiscal Year          9,107,392
	($524,250)

		Registration Fee:       $0


All figures are computed at net asset value because Fund shares are sold without sales charge.

Attached to this Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which this Notice makes definite in amount, were legally issued, fully-paid and non-assessable.

Very truly yours,


P. Bradley Adams
Vice President & Treasurer

Enclosures





                          John G. Dyer
                         Attorney at Law
                       Three Crown Center
                 2440 Pershing Road, Suite G-15
                     Kansas City, MO   64106
                          816-471-5200
                         January 12, 1996

D. L. Babson Bond Trust
Three Crown Center
2440 Pershing Road
Kansas City, MO 64108

Gentlemen:

D. L. Babson Bond Trust (the "Fund") is a common law trust organized and existing under the laws of the State of Missouri. I am currently acting as "in house" counsel for the Fund, and it is in my capacity as in-house counsel to the Fund that I am furnishing you with this opinion.

I have examined the Agreement and Declaration of Trust of D. L. Babson Bond Trust, the Fund's Registration Statement under the Securities Act of 1933, and the Fund's Registration Statement under the Investment Company Act of 1940, as amended, both on Form N-1A; and such other documents, including the minutes of Directors and shareholders meetings, which I deem necessary or appropriate to this opinion.

The Fund is currently authorized to issue an unlimited number of shares of beneficial interest of two classes known as Portfolio L and Portfolio S. Each share of Portfolio L has a par value of twenty-five cents ($0.25) per share and each share of Portfolio S has a par value of one dollar ($1.00).

As of the close of the Fund's last fiscal year, November 30, 1995, there were outstanding approximately 101,594,585 shares of Beneficial Interest of Portfolio L and 3,349,915 shares of
Beneficial Interest of Portfolio S.

Pursuant to Rule 24f-2, the Fund has requested this opinion in order to comply with the notice requirement of the said Rule and for the purpose of registering under the Securities Act of 1933, shares of Beneficial Interest of Portfolio L having a value of $28,428,269 and shares of Beneficial Interest of Portfolio S having a value of $8,583,142 sold by the fund during its most recent fiscal year ended November 30, 1995. Such shares were sold in accordance with the Fund's method of distributing its registered shares whereby currently effective prospectuses are made available for delivery to offerees and purchasers of shares in accordance with Section 5(b) of the Securities Act of 1933.

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D. L. Babson Bond Trust
January 12, 1996

Based upon the foregoing information and examination, it is my opinion that the Fund is a valid and subsisting common law trust under the laws of the State of Missouri, that the proposed registration of the shares of Beneficial Interest of Portfolio L having a value of $28,428,269 and shares of Beneficial Interest Portfolio S having a value of 8,583,142 is proper, that such shares, which were issued for a consideration which was deemed by the Board of Directors consistent with the Agreement and Declaration of Trust, are legally issued, fully-paid, and non-assessable shares, and that the holders of such shares have all the rights provided for with respect to such shares by the Agreement and Declaration of Trust and the laws of the State of Missouri.

I hereby consent to the use of this opinion as an exhibit to the Notice under Rule 24f-2 of the Fund, covering the registration of the said shares under the Securities Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the several states in which shares of the Fund are offered, and I further consent to reference in the Prospectus of the fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

                           Sincerely,

                          John G. Dyer

                          John G. Dyer

JGD/com
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